Issued Capital and Reserves - Additional Information (Detail)								12 Months Ended
	Jun. 01, 2018 GBP (£) £ / shares shares	Apr. 26, 2017 GBP (£) £ / shares shares	Apr. 03, 2017 GBP (£) £ / shares shares	Dec. 31, 2016 GBP (£) £ / shares shares	Jun. 09, 2016 GBP (£) £ / shares shares	Jun. 01, 2016 GBP (£) £ / shares shares	Mar. 21, 2016 GBP (£)	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2016 GBP (£) £ / shares shares	Oct. 22, 2018 £ / shares shares	Aug. 03, 2018 £ / shares shares	Oct. 31, 2017 £ / shares shares	Jan. 01, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Nominal value | £ / shares		£ 0.003
Conversion of loan notes into ordinary shares amount | £		£ 1,398,552
Conversion of loan notes into ordinary shares		632,829						41,286	696,490
Share conversion price per share | £ / shares		£ 2.21
Bonus shares received		588,532
Share-based payments - share options | £										£ 6,494,018
Employee services accelerated charge | £										£ 298,836
Share options cancelled										500,000
Share options cancelled date										Jun. 09, 2016
Equity component (consideration received for the warrants) | £				£ 0				£ 44,156	£ 0	£ 0
Directors [member]
Disclosure of classes of share capital [line items]
Reduction in share premium | £							£ 7,000,000
Novartis [member]
Disclosure of classes of share capital [line items]
Equity component (cost of the conversion option) | £				£ 516,802				£ 308,122	£ 308,122	£ 516,802
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted	50,076	1,221,361	5,042,017		44,600,502	39,464,540					85,222	10,000	490,798	18,677,840
Nominal value | £ / shares	£ 0.003		£ 0.003	£ 0.003		£ 0.003		£ 0.003	£ 0.003	£ 0.003	£ 0.003	£ 0.003	£ 0.003
Ordinary shares price per share | £ / shares	£ 3.00		£ 2.975			£ 1.84
Cash consideration | £	£ 150,228		£ 15,000,000
Shares issued as fully paid up				64,340,798				71,240,272	71,094,974	64,340,798					19,740,296
Ordinary shares [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted					5,135,962
Nominal value | £ / shares					£ 0.003
Ordinary shares price per share | £ / shares					2.21
Ordinary shares [member] | WG Partners LLP [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted						39,699
Cash consideration | £						£ 0
Ordinary shares [member] | Novartis [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted				2,674,477				1,591,578	1,591,578	2,674,477
Maximum shares to be issued				1,453,520				864,988	864,988	1,453,520
Ordinary shares to be issued price per share | £ / shares				£ 1.84				£ 1.84	£ 1.84
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares price per share | £ / shares					£ 1.84			£ 1.84
Cash consideration | £					£ 0			£ 0
Maximum shares to be issued														10,151,000
Shares issued as fully paid up					8,697,480			588,532
Shareholding percentage					19.50%			19.50%